SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 03, 2024 $ / shares	Sep. 23, 2024 $ / shares	Jul. 19, 2024 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 04, 2023 $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise Range		$ 6.00	$ 5.09	$ 4.00		$ 1.12
Number Outstanding | shares	9,562,224				7,292,889		6,741,825	4,959,617
Historical Weighted Average Exercise Price	$ 1.47				$ 3.92		$ 4.10	$ 4.40
Weighted Average Remaining Remaining Life (years)	7 years 25 days
Number Exercisable | shares	2,679,729
Historical Weighted Average Exercise Price	$ 1.26
Exercise range one [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	6,510,742
Historical Weighted Average Exercise Price	$ 1.22
Weighted Average Remaining Remaining Life (years)	5 years 11 months 8 days
Number Exercisable | shares	2,471,484
Historical Weighted Average Exercise Price	$ 1.22
Exercise range one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	0.76
Exercise range one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 1.22
Exercise range two [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	2,582,659
Historical Weighted Average Exercise Price	$ 1.68
Weighted Average Remaining Remaining Life (years)	9 years 4 months 20 days
Number Exercisable | shares	208,245
Historical Weighted Average Exercise Price	$ 1.72
Exercise range two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	1.23
Exercise range two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 3.04
Exercise range three [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	468,823
Historical Weighted Average Exercise Price	$ 3.92
Weighted Average Remaining Remaining Life (years)	9 years 10 months 13 days
Number Exercisable | shares
Historical Weighted Average Exercise Price
Exercise range three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	3.05
Exercise range three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 5.00